Dividends	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Dividends

23 DIVIDENDS

Interim dividends	$ million
	2018	2017	2016
A shares:
Cash: $1.88 per share (2017: $1.88; 2016: $1.88)	8,605	4,919	4,545
Scrip: none (2017: $1.88; 2016: $1.88 per share)	—	3,558	3,491
Total – A shares	8,605	8,477	8,036
B shares:
Cash: $1.88 per share (2017: $1.88; 2016: $1.88)	7,070	5,958	5,132
Scrip: none (2017: $1.88; 2016: $1.88 per share)	—	1,193	1,791
Total – B shares	7,070	7,151	6,923
Total	15,675	15,628	14,959

In addition, on January 31, 2019, the Directors announced a further interim dividend in respect of 2018 of $0.47 per A share and $0.47 per B share. The total dividend is estimated to be $3,848 million and is payable on March 25, 2019, to shareholders on the register at February 15, 2018. The Scrip Dividend Programme has been cancelled with effect from the fourth quarter 2017 interim dividend.

Dividends on A shares are by default paid in euros, although holders may elect to receive dividends in sterling. Dividends on B shares are by default paid in sterling, although holders may elect to receive dividends in euros. Dividends on ADSs are paid in dollars.